Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 2.8%
American Assets Trust, Inc.	401,253	19,071,555
Empire State Realty Trust, Inc., Class A	1,239,838	17,308,138
Liberty Property Trust	1,325,322	81,666,342
PS Business Parks, Inc.	168,208	29,703,851
Washington Real Estate Investment Trust	672,580	20,897,060
		168,646,946

Health Care REITs 11.3%
Healthcare Realty Trust, Inc.	1,085,710	36,034,715
Healthpeak Properties, Inc.	4,125,483	143,896,847
LTC Properties, Inc.	333,790	15,624,710
Senior Housing Properties Trust	1,996,740	14,616,137
Universal Health Realty Income Trust	106,400	12,682,880
Ventas, Inc.	3,129,774	182,497,122
Welltower, Inc.	3,403,350	287,821,309
		693,173,720

Hotel & Resort REITs 6.5%
Apple Hospitality REIT, Inc.	1,767,635	28,741,745
Ashford Hospitality Trust, Inc.	704,984	1,938,706
Chatham Lodging Trust	394,426	7,217,996
CorePoint Lodging, Inc.	328,753	3,323,693
DiamondRock Hospitality Co.	1,681,633	17,320,820
Hersha Hospitality Trust	306,263	4,342,809
Host Hotels & Resorts, Inc.	6,131,405	107,238,274
Park Hotels & Resorts, Inc.	2,013,873	47,628,096
Pebblebrook Hotel Trust	1,097,342	28,750,360
RLJ Lodging Trust	1,445,059	24,696,058
Ryman Hospitality Properties, Inc.	432,126	38,558,603
Service Properties Trust	1,381,394	32,172,666
Summit Hotel Properties, Inc.	884,405	10,718,989
Sunstone Hotel Investors, Inc.	1,890,031	26,460,434
Xenia Hotels & Resorts, Inc.	945,459	19,911,367
		399,020,616

Industrial REITs 12.9%
Americold Realty Trust	1,609,944	60,566,093
Duke Realty Corp.	3,036,308	106,817,315
EastGroup Properties, Inc.	315,494	42,967,128
First Industrial Realty Trust, Inc.	1,062,487	45,240,697
Prologis, Inc.	5,300,786	485,286,958
Rexford Industrial Realty, Inc.	921,874	44,120,890
		784,999,081

Office REITs 13.4%
Boston Properties, Inc.	1,207,552	167,294,254
Brandywine Realty Trust	1,479,759	22,832,681
Columbia Property Trust, Inc.	982,022	20,386,777
Corporate Office Properties Trust	940,764	27,451,494
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	1,232,827	49,917,165
Douglas Emmett, Inc.	1,383,861	60,986,754
Easterly Government Properties, Inc.	598,705	13,925,878
Equity Commonwealth	1,024,178	33,644,247
Franklin Street Properties Corp.	899,850	7,837,694
Highwoods Properties, Inc.	871,298	42,301,518
Hudson Pacific Properties, Inc.	1,296,973	46,431,634
JBG SMITH Properties	991,552	39,543,094
Kilroy Realty Corp.	780,347	64,956,084
Mack-Cali Realty Corp.	760,660	16,270,518
Office Properties Income Trust	404,506	13,494,320
Paramount Group, Inc.	1,691,104	22,982,103
Piedmont Office Realty Trust, Inc., Class A	1,056,411	23,367,811
SL Green Realty Corp.	692,334	59,076,860
Vornado Realty Trust	1,330,475	85,908,771
		818,609,657

Residential REITs 25.9%
American Campus Communities, Inc.	1,154,121	55,443,973
American Homes 4 Rent, Class A	2,140,734	57,179,005
Apartment Investment & Management Co., Class A	1,250,592	67,244,332
AvalonBay Communities, Inc.	1,173,164	251,538,093
Camden Property Trust	813,325	90,726,404
Equity LifeStyle Properties, Inc.	1,529,351	113,294,322
Equity Residential	2,928,403	249,207,095
Essex Property Trust, Inc.	552,125	172,362,383
Front Yard Residential Corp.	409,651	4,751,952
Independence Realty Trust, Inc.	758,650	11,334,231
Invitation Homes, Inc.	4,516,460	137,887,524
Mid-America Apartment Communities, Inc.	957,963	130,388,344
Sun Communities, Inc.	761,623	125,446,924
UDR, Inc.	2,459,925	118,199,396
		1,585,003,978

Retail REITs 15.2%
Acadia Realty Trust	709,189	19,063,000
Brixmor Property Group, Inc.	2,501,905	54,891,796
CBL & Associates Properties, Inc. (a)	1,451,502	2,090,163
Federal Realty Investment Trust	585,590	77,338,871
Kimco Realty Corp.	3,545,670	76,657,385
Kite Realty Group Trust	705,970	13,660,519
Pennsylvania Real Estate Investment Trust (a)	499,466	2,876,924
Regency Centers Corp.	1,407,554	91,547,312
Retail Opportunity Investments Corp.	960,178	17,513,647
Retail Properties of America, Inc., Class A	1,794,124	25,530,385
Retail Value, Inc.	125,223	4,446,669
RPT Realty	676,216	9,994,472
Seritage Growth Properties, Class A	281,685	11,909,642
Simon Property Group, Inc.	2,586,899	391,164,998
SITE Centers Corp.	1,242,324	18,001,275
Tanger Factory Outlet Centers, Inc. (a)	785,925	11,961,779
Taubman Centers, Inc.	514,432	16,708,751
The Macerich Co.	926,231	24,943,401

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Urban Edge Properties	966,821	20,042,199
Washington Prime Group, Inc. (a)	1,564,562	6,508,578
Weingarten Realty Investors	1,015,979	32,348,771
		929,200,537

Specialized REITs 11.9%
CubeSmart	1,616,665	49,857,949
Digital Realty Trust, Inc.	1,750,113	211,676,167
Extra Space Storage, Inc.	1,079,605	114,492,110
Life Storage, Inc.	391,871	42,917,712
National Storage Affiliates Trust	498,080	16,685,680
Public Storage	1,261,004	265,668,323
QTS Realty Trust, Inc., Class A	488,083	25,902,565
		727,200,506
Total Common Stock
(Cost $5,410,105,355)		6,105,855,041

Other Investment Companies 0.5% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (b)	9,189,584	9,189,584

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (b)	20,289,789	20,289,789
Total Other Investment Companies
(Cost $29,479,373)		29,479,373

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 12/20/19	95	3,471,300	12,373
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,979,863.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,105,855,041	$—	$—	$6,105,855,041
Other Investment Companies[1]	29,479,373	—	—	29,479,373
Futures Contracts[2]	12,373	—	—	12,373
Total	$6,135,346,787	$—	$—	$6,135,346,787
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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